Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of commitment expenditures

	Commitment expenditures in thousands of U.S. dollars
2025	US$	39,460
2026		472,619
2027		593,684
2028		1,137,129
2029 and thereafter		4,290,736
	US$	6,533,628

Schedule of aircraft sale prices estimated

	Aircraft sale prices estimated in thousands of U.S. dollars
2025	US$	767,500
2026		112,500
	US$	880,000

Schedule of future lease payments for non-cancellable sale and leaseback contracts

	Aircraft leases in thousands of U.S. dollars
2025	US$	25,096
2026		56,634
2027		59,140
2028		59,140
2029 and thereafter		509,673
	US$	709,683